Rule 497(k)
                                                             File No. 333-182308

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Developed International Equity Select ETF
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SUMMARY PROSPECTUS:             TICKER:             EXCHANGE:
June 27, 2017                   RNDM                The Nasdaq Stock Market LLC
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Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/retail/ETF/ETFfundnews.aspx?Ticker=RNDM. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. The Fund's prospectus, dated June 21, 2017, as supplemented on June 27, 2017, and statement of additional information, dated June 21, 2017, are all incorporated by reference into this Summary Prospectus.

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INVESTMENT OBJECTIVE

The Developed International Equity Select ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES
(fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                      None
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ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.65%
   Distribution and Service (12b-1) Fees(1)                                0.00%
   Other Expenses(2)                                                       0.00%
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   Total Annual Fund Operating Expenses                                    0.65%
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(1)   Although the Fund has adopted a 12b-1 plan that permits it to pay up to
      0.25% per annum, it will not pay 12b-1 fees at any time before June 20, 2018.

(2) "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.



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EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until June 20, 2018, and thereafter at 0.90% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR         3 YEARS
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                               $66            $262
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed and sponsored by Riskalyze, Inc. (the "Index Provider"). The Index Provider is a financial technology company that develops platforms to capture quantitative measurements of client and portfolio risk for investment advisors. The Index Provider has retained Nasdaq, Inc. ("Nasdaq") to calculate and maintain the Index.

The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the Nasdaq Developed Markets Ex-US Large Mid Cap Index (the "Base Index"). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq.
Nasdaq classifies a country as "developed" based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.

Security selection for the Index will be conducted in the following manner:

      1. The selection universe for the Index begins with all eligible securities in the Base Index.

      2. The Base Index's sector weights are calculated and assigned to the Index.

      3. Securities are then are ranked by trailing twelve month volatility, a measure of the security's volatility over the preceding year, within their respective countries.

      4. The 25 securities with the lowest volatility from each country are selected for inclusion in the Index. If fewer than 25 securities qualify from a particular country, all securities are selected from that country for inclusion in the Index.

      5.    Each security within a sector is given an equal weight.

The Index is rebalanced and reconstituted on a semi-annual basis and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was June 13, 2017. As of June 13, 2017 the Index was composed of 431 securities.

The Fund may hold investments that are denominated in non-U.S. currencies. The Index includes securities of all market capitalizations. As of June 13, 2017, the market capitalization range of securities in the Index was $2.9 billion to $264.9 billion. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. See "Index Information" for additional Index eligibility information.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.


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CURRENCY EXCHANGE RATE RISK. The Fund holds investments that are denominated in
non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.


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NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the fund's assets are small or the Fund does not have enough shareholders.

PERFORMANCE

The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

            o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust

            o     Jon C. Erickson, Senior Vice President of First Trust

            o David G. McGarel, Chief Investment Officer and Managing Director of First Trust

            o     Roger F. Testin, Senior Vice President of First Trust

            o     Stan Ueland, Senior Vice President of First Trust

            o     Chris A. Peterson, Senior Vice President of First Trust

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2017.


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PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq and other eligible securities exchanges through a broker-dealer at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.



                                                                   RNDMSP062717